Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Inventory
Total	$ 17,689		$ 17,325
GE
Inventory
Raw materials and work in process	9,820		9,760
Finished goods	7,126		7,161
Unbilled shipments	755		609
Inventory, Gross, Total	17,701		17,530
Less revaluation to LIFO	(62)		(273)
Total	17,639	[1]	17,257	[1]
GECC
Inventory
Finished goods	50		68
Total	$ 50		$ 68

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.